8. Trade receivables	12 Months Ended
Dec. 31, 2018
Trade Receivables
Trade receivables

8.   Trade receivables

	12/31/2018	12/31/2017 (As restated)
Local currency
Credit card administrators	393,557	450,823
Travel agencies	226,627	296,860
Cargo agencies	40,431	38,460
Airline partner companies	3,243	6,439
Other	52,216	41,861
Total local currency	716,074	834,443

Foreign currency
Credit card administrators	97,488	71,630
Travel agencies	21,005	20,118
Cargo agencies	1,378	1,588
Airline partner companies	23,294	44,869
Other	5,373	2,511
Total foreign currency	148,538	140,716

Total	864,612	975,159

Allowance for doubtful accounts	(11,284)	(38,681)

Total trade receivables	853,328	936,478

The aging list of trade receivables, net of allowance for doubtful accounts, is as follows:

	12/31/2018	12/31/2017
Current
Until 30 days	527,878	594,968
31 to 60 days	101,226	133,438
61 to 90 days	49,696	44,642
91 to 180 days	83,128	71,116
181 to 360 days	36,801	26,541
Above 360 days	268	241
Total	798,997	870,946

Overdue
Until 30 days	13,167	21,686
31 to 60 days	4,726	8,338
61 to 90 days	2,672	3,559
91 to 180 days	11,173	15,620
181 to 360 days	9,863	8,059
Above 360 days	12,730	8,270
Total overdue	54,331	65,532

Total	853,328	936,478

The changes in allowance for doubtful accounts are as follows:

	12/31/2018	12/31/2017 (As restated)
Balance at the beginning of the year	(38,681)	(34,182)
Initial adoption adjustment – IFRS 9 (a)	2,593	-
Adjusted balance at the beginning of the year	(36,088)	(34,182)
(Additions) exclusions (b)	9,789	(22,148)
Write-off of unrecoverable amounts	15,015	17,649
Balance at the end of the year	(11,284)	(38,681)

(a) Due to the change to the expected loss model used to calculate the allowance for doubtful accounts resulting from the initial adoption of IFRS 9 - “Financial Instruments”, the balance of December 31, 2017 was adjusted on January 1, 2018, with a corresponding entry of R$2,593 in equity. For further information, see Note 4.25.2.

(b) Recoveries occurred during the year are reflected in the changes to the receivables portfolio balance and presented under “(Additions) exclusions”.